SCHEDULE OF NOTES PAYABLE (Details) - Titan Trucking LLC [Member] - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Line of Credit Facility [Line Items]
Notes payable, current		$ 1,118,605	$ 4,905,070
Notes payable, noncurrent		2,785,531	837,219
Notes payable, noncurrent		2,858,828	837,219
Related Party [Member]
Line of Credit Facility [Line Items]
Notes payable, current			3,660,864
Fifth Third Bank (PPP) [Member] | Loans [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, stated percentage	[1]
Debt instrument, periodic payment	[1]
Notes payable, current	[1]		812,304
Notes payable, noncurrent	[1]
Fifth Third Bank (PPP) [Member] | Minimum [Member] | Loans [Member]
Line of Credit Facility [Line Items]
Debt instrument, maturity date	[1]	Feb. 08, 2022
Fifth Third Bank (PPP) [Member] | Maximum [Member] | Loans [Member]
Line of Credit Facility [Line Items]
Debt instrument, maturity date	[1]	May 24, 2022
WTI Global Inc. [Member] | Loans [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, stated percentage		7.00%
Debt instrument, periodic payment
Notes payable, current		170,000
Notes payable, noncurrent
Debt instrument, maturity date		On demand
Peoples United [Member] | Collateralized Loans [Member]
Line of Credit Facility [Line Items]
Debt instrument, maturity date		Nov. 10, 2023
Debt instrument, interest rate, stated percentage		5.75%
Debt instrument, periodic payment		$ 16,614
Notes payable, current		177,539	165,337
Notes payable, noncurrent			177,539
M&T Bank [Member] | Collateralized Loans [Member]
Line of Credit Facility [Line Items]
Debt instrument, maturity date		Feb. 23, 2025
Debt instrument, interest rate, stated percentage		8.78%
Debt instrument, periodic payment		$ 13,000
Notes payable, current		121,927	128,191
Notes payable, noncurrent		321,192	443,120
Daimler Truck [Member] | Collateralized Loans [Member]
Line of Credit Facility [Line Items]
Notes payable, current		74,873	138,374
Notes payable, noncurrent		$ 53,429	216,560
Daimler Truck [Member] | Minimum [Member] | Collateralized Loans [Member]
Line of Credit Facility [Line Items]
Debt instrument, maturity date		May 14, 2023
Debt instrument, interest rate, stated percentage		4.95%
Debt instrument, periodic payment		$ 2,487
Daimler Truck [Member] | Maximum [Member] | Collateralized Loans [Member]
Line of Credit Facility [Line Items]
Debt instrument, maturity date		Sep. 29, 2023
Debt instrument, interest rate, stated percentage		6.00%
Debt instrument, periodic payment		$ 2,762
Ascentium Capital [Member] | Collateralized Loans [Member]
Line of Credit Facility [Line Items]
Notes payable, current		152,467
Notes payable, noncurrent		$ 587,991
Ascentium Capital [Member] | Minimum [Member] | Collateralized Loans [Member]
Line of Credit Facility [Line Items]
Debt instrument, maturity date		May 05, 2027
Debt instrument, interest rate, stated percentage		3.75%
Debt instrument, periodic payment		$ 4,812
Ascentium Capital [Member] | Maximum [Member] | Collateralized Loans [Member]
Line of Credit Facility [Line Items]
Debt instrument, maturity date		Jun. 05, 2027
Debt instrument, interest rate, stated percentage		5.82%
Debt instrument, periodic payment		$ 5,935
Balboa Capital [Member] | Collateralized Loans [Member]
Line of Credit Facility [Line Items]
Debt instrument, maturity date		Aug. 13, 2027
Debt instrument, interest rate, stated percentage		9.68%
Debt instrument, periodic payment		$ 4,860
Notes payable, current		38,895
Notes payable, noncurrent		$ 179,433
Blue Bridge Financial [Member] | Collateralized Loans [Member]
Line of Credit Facility [Line Items]
Debt instrument, maturity date		Aug. 10, 2027
Debt instrument, interest rate, stated percentage		12.18%
Debt instrument, periodic payment		$ 1,442
Notes payable, current		10,394
Notes payable, noncurrent		50,951
Financial Pacific [Member] | Collateralized Loans [Member]
Line of Credit Facility [Line Items]
Notes payable, current		29,187
Notes payable, noncurrent		$ 133,220
Financial Pacific [Member] | Minimum [Member] | Collateralized Loans [Member]
Line of Credit Facility [Line Items]
Debt instrument, maturity date		Jul. 15, 2027
Debt instrument, interest rate, stated percentage		7.49%
Debt instrument, periodic payment		$ 1,585
Financial Pacific [Member] | Maximum [Member] | Collateralized Loans [Member]
Line of Credit Facility [Line Items]
Debt instrument, maturity date		Oct. 15, 2027
Debt instrument, interest rate, stated percentage		9.87%
Debt instrument, periodic payment		$ 1,906
M2 Equipment [Member] | Collateralized Loans [Member]
Line of Credit Facility [Line Items]
Debt instrument, maturity date		Aug. 10, 2027
Debt instrument, interest rate, stated percentage		8.68%
Debt instrument, periodic payment		$ 4,739
Notes payable, current		39,527
Notes payable, noncurrent		$ 178,039
Meridian Equipment [Member] | Collateralized Loans [Member]
Line of Credit Facility [Line Items]
Debt instrument, maturity date		Jul. 12, 2027
Debt instrument, interest rate, stated percentage		9.32%
Debt instrument, periodic payment		$ 3,118
Notes payable, current		25,518
Notes payable, noncurrent		$ 113,606
Navitas [Member] | Collateralized Loans [Member]
Line of Credit Facility [Line Items]
Debt instrument, maturity date		Jul. 23, 2027
Debt instrument, interest rate, stated percentage		7.99%
Debt instrument, periodic payment		$ 4,257
Notes payable, current		36,791
Notes payable, noncurrent		$ 158,723
Pawnee [Member] | Collateralized Loans [Member]
Line of Credit Facility [Line Items]
Debt instrument, maturity date		Aug. 15, 2027
Debt instrument, interest rate, stated percentage		10.19%
Debt instrument, periodic payment		$ 5,296
Notes payable, current		41,480
Notes payable, noncurrent		193,759
Signature [Member] | Collateralized Loans [Member]
Line of Credit Facility [Line Items]
Notes payable, current		73,973
Notes payable, noncurrent		$ 374,921
Signature [Member] | Minimum [Member] | Collateralized Loans [Member]
Line of Credit Facility [Line Items]
Debt instrument, maturity date		Sep. 15, 2027
Debt instrument, interest rate, stated percentage		6.93%
Debt instrument, periodic payment		$ 3,901
Signature [Member] | Maximum [Member] | Collateralized Loans [Member]
Line of Credit Facility [Line Items]
Debt instrument, maturity date		Jun. 30, 2028
Debt instrument, interest rate, stated percentage		8.25%
Debt instrument, periodic payment		$ 4,842
Trans Lease [Member] | Collateralized Loans [Member]
Line of Credit Facility [Line Items]
Debt instrument, maturity date		Feb. 20, 2027
Debt instrument, interest rate, stated percentage		9.75%
Debt instrument, periodic payment		$ 4,838
Notes payable, current		40,524
Notes payable, noncurrent		$ 157,569
Verdant [Member] | Collateralized Loans [Member]
Line of Credit Facility [Line Items]
Debt instrument, maturity date		Apr. 27, 2027
Debt instrument, interest rate, stated percentage		6.25%
Debt instrument, periodic payment		$ 4,702
Notes payable, current		44,324
Notes payable, noncurrent		$ 169,390
Western Equipment [Member] | Collateralized Loans [Member]
Line of Credit Facility [Line Items]
Debt instrument, maturity date		Aug. 15, 2027
Debt instrument, interest rate, stated percentage		8.93%
Debt instrument, periodic payment		$ 4,989
Notes payable, current		41,186
Notes payable, noncurrent		$ 186,605
Titan Property [Member] | Related Party [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, stated percentage
Debt instrument, periodic payment
Notes payable, current			1,204,532
Notes payable, noncurrent
Debt instrument, maturity date		On demand
C. and M. Rizzo [Member] | Related Party [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, stated percentage		3.00%
Debt instrument, periodic payment
Notes payable, current			500,000
Notes payable, noncurrent
Debt instrument, maturity date		On demand
M. Rizzo [Member] | Related Party [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, stated percentage		1.90%
Debt instrument, periodic payment
Notes payable, current			1,785,451
Notes payable, noncurrent
Debt instrument, maturity date		On demand
J. Rizzo [Member] | Related Party [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, stated percentage		5.00%
Debt instrument, periodic payment
Notes payable, current			170,881
Notes payable, noncurrent
Debt instrument, maturity date		On demand

[1]	The Company applied for and received loans from the Paycheck Protection Program (the “PPP”) in the amounts of $406,152 and $406,153, received on May 5, 2020 and February 1, 2021, respectively. On January 31, 2022 and March 21, 2022, the Company received notices that the entire balances of the loans plus any accrued interest were forgiven and recorded in the consolidated statement of operations as forgiveness of $812,305 during the year ended December 31, 2022.